Quarterly Holdings Report
for
Fidelity® High Dividend ETF
October 31, 2020
T17-QTLY-1220
1.9880049.104

Schedule of Investments October 31, 2020 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.4%
	Shares	Value
COMMUNICATION SERVICES – 2.9%
Diversified Telecommunication Services – 0.9%
AT&T, Inc.	70,436	$ 1,903,181
CenturyLink, Inc.	63,252	545,232
Verizon Communications, Inc.	41,465	2,363,090
		4,811,503
Entertainment – 0.3%
Activision Blizzard, Inc.	19,042	1,442,051
Media – 1.7%
Cable One, Inc.	507	878,053
Comcast Corp. Class A	48,615	2,053,498
News Corp. Class A	61,410	806,313
Nexstar Media Group, Inc. Class A	6,831	562,874
Omnicom Group, Inc.	11,954	564,229
Sirius XM Holdings, Inc.	123,081	705,254
TEGNA, Inc.	47,420	570,463
The Interpublic Group of Cos., Inc.	37,314	675,010
The New York Times Co. Class A (a)	24,835	984,956
ViacomCBS, Inc. Class B	27,408	783,047
		8,583,697
TOTAL COMMUNICATION SERVICES		14,837,251
CONSUMER DISCRETIONARY – 2.3%
Hotels, Restaurants & Leisure – 0.8%
McDonald's Corp.	10,346	2,203,698
Starbucks Corp.	20,700	1,800,072
		4,003,770
Specialty Retail – 1.1%
Lowe's Cos., Inc.	14,290	2,259,249
The Home Depot, Inc.	12,201	3,254,128
		5,513,377
Textiles, Apparel & Luxury Goods – 0.4%
NIKE, Inc. Class B	19,560	2,348,765
TOTAL CONSUMER DISCRETIONARY		11,865,912
CONSUMER STAPLES – 15.5%
Beverages – 2.7%
PepsiCo, Inc.	103,564	13,804,045
Food & Staples Retailing – 1.8%
Wm Morrison Supermarkets PLC	4,573,508	9,633,169
Household Products – 3.6%
The Procter & Gamble Co.	136,816	18,757,474
Tobacco – 7.4%
Altria Group, Inc.	271,070	9,780,206
British American Tobacco PLC	239,936	7,594,610
Japan Tobacco, Inc.	512,900	9,665,324
Philip Morris International, Inc.	160,448	11,395,017
		38,435,157
TOTAL CONSUMER STAPLES		80,629,845

	Shares	Value
ENERGY – 7.3%
Oil, Gas & Consumable Fuels – 7.3%
Chevron Corp.	147,485	$ 10,250,208
Exxon Mobil Corp.	278,230	9,075,863
Occidental Petroleum Corp.	301,325	2,751,097
Targa Resources Corp.	315,304	5,060,629
The Williams Cos., Inc.	575,250	11,039,047
TOTAL ENERGY		38,176,844
FINANCIALS – 16.4%
Banks – 7.7%
Bank of America Corp.	401,901	9,525,054
Citigroup, Inc.	148,055	6,132,438
JPMorgan Chase & Co.	124,260	12,182,450
The PNC Financial Services Group, Inc.	61,670	6,899,640
Wells Fargo & Co.	247,629	5,311,642
		40,051,224
Capital Markets – 3.9%
Invesco Ltd.	446,939	5,859,370
The Blackstone Group, Inc. Class A	140,501	7,084,060
The Goldman Sachs Group, Inc.	39,718	7,508,291
		20,451,721
Insurance – 2.2%
Old Republic International Corp.	350,279	5,702,542
Prudential Financial, Inc.	92,826	5,942,721
		11,645,263
Mortgage Real Estate Investment Trusts (REITs) – 1.4%
MFA Financial, Inc.	1,040,993	2,935,600
Starwood Property Trust, Inc.	314,874	4,398,790
		7,334,390
Thrifts & Mortgage Finance – 1.2%
New York Community Bancorp, Inc.	717,512	5,962,525
TOTAL FINANCIALS		85,445,123
HEALTH CARE – 8.1%
Biotechnology – 2.7%
AbbVie, Inc.	59,794	5,088,469
Amgen, Inc.	22,785	4,942,978
Gilead Sciences, Inc.	71,330	4,147,840
		14,179,287
Health Care Providers & Services – 1.3%
UnitedHealth Group, Inc.	23,047	7,032,562
Pharmaceuticals – 4.1%
GlaxoSmithKline PLC	168,373	2,812,330
Johnson & Johnson	53,009	7,268,064
Merck & Co., Inc.	71,689	5,391,730
Pfizer, Inc.	159,142	5,646,358
		21,118,482
TOTAL HEALTH CARE		42,330,331

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Common Stocks – continued
	Shares	Value
INDUSTRIALS – 2.9%
Aerospace & Defense – 0.4%
General Dynamics Corp.	4,411	$ 579,297
Lockheed Martin Corp.	2,766	968,459
Raytheon Technologies Corp.	8,438	458,352
		2,006,108
Air Freight & Logistics – 0.3%
United Parcel Service, Inc. Class B	9,432	1,481,861
Building Products – 0.2%
Johnson Controls International PLC	18,513	781,434
Electrical Equipment – 0.3%
Eaton Corp. PLC	7,885	818,384
Emerson Electric Co.	10,936	708,544
		1,526,928
Industrial Conglomerates – 0.6%
3M Co.	6,865	1,098,125
Honeywell International, Inc.	7,432	1,225,908
Jardine Matheson Holdings Ltd.	9,253	410,741
Jardine Strategic Holdings Ltd.	17,187	372,786
		3,107,560
Machinery – 0.7%
Caterpillar, Inc.	7,348	1,154,003
Cummins, Inc.	4,232	930,575
Illinois Tool Works, Inc.	4,735	927,492
PACCAR, Inc.	9,158	781,910
		3,793,980
Road & Rail – 0.4%
Norfolk Southern Corp.	4,149	867,639
Union Pacific Corp.	7,169	1,270,275
		2,137,914
TOTAL INDUSTRIALS		14,835,785
INFORMATION TECHNOLOGY – 22.7%
Communications Equipment – 0.9%
Cisco Systems, Inc.	134,696	4,835,587
Electronic Equipment, Instruments & Components – 0.8%
Corning, Inc.	132,048	4,221,575
IT Services – 2.3%
International Business Machines Corp.	35,218	3,932,442
Visa, Inc. Class A	42,771	7,771,918
		11,704,360
Semiconductors & Semiconductor Equipment – 4.5%
Broadcom, Inc.	16,755	5,858,051
Intel Corp.	116,632	5,164,465
QUALCOMM, Inc.	54,804	6,760,621
Texas Instruments, Inc.	39,909	5,770,442
		23,553,579
Software – 6.3%
Microsoft Corp.	134,743	27,281,415
Oracle Corp.	95,109	5,336,566
		32,617,981

	Shares	Value

Technology Hardware, Storage & Peripherals – 7.9%
Apple, Inc.	296,022	$ 32,224,955
Canon, Inc.	130,200	2,242,444
HP, Inc.	178,872	3,212,541
Seagate Technology PLC	65,728	3,143,113
		40,823,053
TOTAL INFORMATION TECHNOLOGY		117,756,135
MATERIALS – 11.6%
Chemicals – 6.3%
Dow, Inc.	165,411	7,524,547
DuPont de Nemours, Inc.	152,999	8,702,583
Linde PLC (b)	45,535	10,033,182
LyondellBasell Industries N.V. Class A	93,823	6,422,184
		32,682,496
Containers & Packaging – 2.8%
International Paper Co.	177,062	7,746,463
Westrock Co.	183,579	6,893,391
		14,639,854
Metals & Mining – 2.5%
Alumina Ltd.	5,178,044	5,218,065
Nucor Corp.	156,530	7,475,872
		12,693,937
TOTAL MATERIALS		60,016,287
REAL ESTATE – 9.7%
Equity Real Estate Investment Trusts (REITs) – 9.1%
American Tower Corp.	28,527	6,551,226
Crown Castle International Corp.	39,061	6,101,328
Gaming and Leisure Properties, Inc.	101,309	3,682,582
Iron Mountain, Inc.	148,530	3,870,692
Kimco Realty Corp.	239,758	2,459,917
Prologis, Inc.	64,539	6,402,269
Public Storage	23,643	5,415,902
Service Properties Trust	204,756	1,476,291
Simon Property Group, Inc.	38,834	2,439,164
Ventas, Inc.	85,599	3,378,592
Weingarten Realty Investors	153,349	2,432,115
Welltower, Inc.	62,692	3,370,949
		47,581,027
Real Estate Management & Development – 0.6%
Hongkong Land Holdings Ltd.	838,211	3,076,234
TOTAL REAL ESTATE		50,657,261
TOTAL COMMON STOCKS (Cost $584,682,467)		516,550,774
Money Market Funds – 0.5%

Fidelity Cash Central Fund, 0.10% (c)	1,702,445	1,702,785
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Schedule of Investments (Unaudited)–continued
Money Market Funds – continued
	Shares	Value
Fidelity Securities Lending Cash Central Fund, 0.11% (c)(d)	774,302	$ 774,379
TOTAL MONEY MARKET FUNDS (Cost $2,477,170)		2,477,164
TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $587,159,637)		519,027,938
NET OTHER ASSETS (LIABILITIES) (e) – 0.1%		478,378
NET ASSETS – 100.0%		$ 519,506,316

Legend
(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.
(d)	Investment made with cash collateral received from securities on loan.
(e)	Includes $204,000 of cash collateral to cover margin requirements for futures contracts.

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contract
CME E-mini S&P 500 Index Future Contracts	17	December 2020	$2,774,995	$(92,105)	$(92,105)
The notional amount of futures purchased as a percentage of Net Assets is 0.5%
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 268
Fidelity Securities Lending Cash Central Fund	909
Total	$1,177
Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received from lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
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Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.
For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
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The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.
Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.
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